Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid to our principal executive officer (PEO) and the other named executive officers (NEOs) and certain financial performance metrics of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the compensation committee aligns executive compensation with the Company’s performance, refer to “Executive Compensation — Compensation Discussion and Analysis.”
	Summary Compensation Table Total for PEO (Anthony M. Jabbour) ($)(1)	Compensation Actually Paid to PEO (Anthony M. Jabbour) ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (millions) ($)(7)	Adjusted EBITDA (millions) ($)(8)
Year					Total Stockholder Return (%)(5)	Peer Group Total Stockholder Return (%)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	11,303,648	10,504,196	4,843,154	4,656,066	(45.45)%	63.70%	(47.0)	892.2
2022	29,239,478	10,511,190	9,375,299	5,999,002	(43.82)%	1.60%	(2.3)	863.5
2021	9,376,618	(2,603,213)	4,575,080	(2,948,505)	(7.64)%	57.17%	(71.7)	847.1
2020	7,034,215	16,601,539	4,626,788	7,992,605	13.18%	24.34%	(14.5)	400.2

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Jabbour, our PEO, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table.”

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Jabbour, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Jabbour during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Jabbour’s total compensation to determine the compensation actually paid for 2023:
Year	Reported Summary Compensation Table Total for PEO (Anthony M. Jabbour) ($)	Exclusion Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Compensation Actually Paid to PEO (Anthony M. Jabbour) ($)
2023	11,303,648	(10,000,008)	9,200,556	10,504,196

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table.

(b)
The equity award adjustments includes the addition (or subtraction, as applicable) of the following, as applicable: (i) the year-end fair value of any equity awards granted that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested or, in the case of our non-qualified stock options granted in 2022, that are not exercisable because they are underwater and/or the exercisability condition has not been achieved, as of the end of the year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the current year, an amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the current year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) excludes the dollar value of any accrued cash dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date since they are included in the all other component of total compensation for the applicable year. The valuation assumptions used to calculate fair value did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Year for PEO (Anthony M. Jabbour) ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments for PEO (Anthony M. Jabbour) ($)
2023	10,344,836	(734,368)	—	(409,912)	—	—	9,200,556

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for our NEOs other than our PEO as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows:

Year	Non-PEO NEOs
2023	Messrs. Hipsher, Sahai, Reinhardt and Ms. Gomez
2022	Messrs. Foley, Hipsher, Sahai and Ms. Gomez
2021	Messrs. Hipsher, Reinhardt and Dr. Daffron (until May 27, 2021)
2020	Messrs. Hipsher, Reinhardt and Dr. Daffron

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to all NEOs other than our PEO as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to all NEOs other than our PEO as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for all NEOs other than our PEO as a group to determine the compensation actually paid for 2023, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments ($)(a)	Average Compensation Actually Paid to Non- PEO NEOs ($)
2023	4,843,154	(3,625,008)	3,437,920	4,656,066
(a)
The amounts deducted or added in calculating the total average equity award adjustments for all NEOs other than our PEO are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in Year for All Other NEOs ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2023	3,750,008	(188,909)	—	(123,179)	—	—	3,437,920

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment beginning on the date of the Company’s first dividend payment and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The beginning date of the measurement period was July 1, 2020 and the date of our first dividend payment was September 22, 2022.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P North American Technology Sector Index.

(7)
The dollar amounts reported represent the Net Income (Loss) for each corresponding fiscal year.

(8)
The dollar amounts reported represent the Adjusted EDBITDA for each corresponding fiscal year. Adjusted EBITDA is calculated as Net income (Loss) attributable to Dun & Bradstreet adjusted to exclude certain income statement items including, (i) depreciation and amortization; (ii) interest expense and income; (iii) income tax provision or benefit; (iv) equity-based compensation; (v) exit costs, impairments, and other charges; (vi) transition costs primarily consisting of non-recurring expenses associated with transformational and integration activities, as well as incentive expenses associated with our synergy program; (vii) equity in net income of affiliates; (viii) net income attributable to non-controlling interests; (ix) merger, acquisition and divestiture-related costs; (x) other expenses and income — net; and (xi) other adjustments primarily related to non-recurring charges such as legal expense associated with significant legal and regulatory matters.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Jabbour, our PEO, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table.”

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for our NEOs other than our PEO as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows:

Year	Non-PEO NEOs
2023	Messrs. Hipsher, Sahai, Reinhardt and Ms. Gomez
2022	Messrs. Foley, Hipsher, Sahai and Ms. Gomez
2021	Messrs. Hipsher, Reinhardt and Dr. Daffron (until May 27, 2021)
2020	Messrs. Hipsher, Reinhardt and Dr. Daffron

Peer Group Issuers, Footnote
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P North American Technology Sector Index.

PEO Total Compensation Amount	$ 11,303,648	$ 29,239,478	$ 9,376,618	$ 7,034,215
PEO Actually Paid Compensation Amount	$ 10,504,196	10,511,190	(2,603,213)	16,601,539
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Jabbour, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Jabbour during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Jabbour’s total compensation to determine the compensation actually paid for 2023:
Year	Reported Summary Compensation Table Total for PEO (Anthony M. Jabbour) ($)	Exclusion Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Compensation Actually Paid to PEO (Anthony M. Jabbour) ($)
2023	11,303,648	(10,000,008)	9,200,556	10,504,196

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table.

(b)
The equity award adjustments includes the addition (or subtraction, as applicable) of the following, as applicable: (i) the year-end fair value of any equity awards granted that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested or, in the case of our non-qualified stock options granted in 2022, that are not exercisable because they are underwater and/or the exercisability condition has not been achieved, as of the end of the year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the current year, an amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the current year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) excludes the dollar value of any accrued cash dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date since they are included in the all other component of total compensation for the applicable year. The valuation assumptions used to calculate fair value did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Year for PEO (Anthony M. Jabbour) ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments for PEO (Anthony M. Jabbour) ($)
2023	10,344,836	(734,368)	—	(409,912)	—	—	9,200,556

Non-PEO NEO Average Total Compensation Amount	$ 4,843,154	9,375,299	4,575,080	4,626,788
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,656,066	5,999,002	(2,948,505)	7,992,605
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to all NEOs other than our PEO as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to all NEOs other than our PEO as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for all NEOs other than our PEO as a group to determine the compensation actually paid for 2023, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments ($)(a)	Average Compensation Actually Paid to Non- PEO NEOs ($)
2023	4,843,154	(3,625,008)	3,437,920	4,656,066
(a)
The amounts deducted or added in calculating the total average equity award adjustments for all NEOs other than our PEO are as follows:
Year	Average Year End Fair Value of Equity Awards Granted in Year for All Other NEOs ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2023	3,750,008	(188,909)	—	(123,179)	—	—	3,437,920
(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment beginning on the date of the Company’s first dividend payment and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The beginning date of the measurement period was July 1, 2020 and the date of our first dividend payment was September 22, 2022.
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P North American Technology Sector Index.
(7)
The dollar amounts reported represent the Net Income (Loss) for each corresponding fiscal year.
(8)
The dollar amounts reported represent the Adjusted EDBITDA for each corresponding fiscal year. Adjusted EBITDA is calculated as Net income (Loss) attributable to Dun & Bradstreet adjusted to exclude certain income statement items including, (i) depreciation and amortization; (ii) interest expense and income; (iii) income tax provision or benefit; (iv) equity-based compensation; (v) exit costs, impairments, and other charges; (vi) transition costs primarily consisting of non-recurring expenses associated with transformational and integration activities, as well as incentive expenses associated with our synergy program; (vii) equity in net income of affiliates; (viii) net income attributable to non-controlling interests; (ix) merger, acquisition and divestiture-related costs; (x) other expenses and income — net; and (xi) other adjustments primarily related to non-recurring charges such as legal expense associated with significant legal and regulatory matters.

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income (Loss)
While the Company does not use Net Income (Loss) as a performance measure in the overall executive compensation program, the measure of Net Income (Loss) is correlated with Adjusted EBITDA, which the Company uses when setting goals in the Company’s annual incentive plan and the performance-based restricted stock awards that are granted to the NEOs.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Adjusted EBITDA
As described above, Adjusted EBITDA is Net income (Loss) attributable to Dun & Bradstreet adjusted to exclude certain income statement items including, (i) depreciation and amortization; (ii) interest expense and income; (iii) income tax provision or benefit; (iv) equity-based compensation; (v) exit costs, impairments, and other charges; (vi) transition costs primarily consisting of non-recurring expenses associated with transformational and integration activities, as well as incentive expenses associated with our synergy program; (vii) equity in net income of affiliates; (viii) net income attributable to non-controlling interests; (ix) merger, acquisition and divestiture-related costs; (x) other expenses and income — net; and (xi) other adjustments primarily related to non-recurring charges such as legal expense associated with significant legal and regulatory matters.

Total Shareholder Return Vs Peer Group
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
As demonstrated by the following graph, the Company’s cumulative TSR over the four-year period presented in the table was (45.45)%, while the cumulative TSR of the peer group presented for this purpose, the S&P North American Technology Sector Index, was 63.70% over the four years presented in the table. While the Company’s cumulative TSR underperformed the S&P North American Technology Sector Index during the four years presented in the table, we have made strong progression toward achievement of our multi-year strategy of transformation and delivered strong financial results, even in the face of known headwinds and a challenging macro-economic environment, through enhancing our existing client relationships, winning new clients in targeted markets, developing innovative solutions, expanding our presence in attractive international markets, disciplined capital allocation and selectively pursuing strategic acquisitions. For more information regarding the Company’s performance and the companies that the compensation committee considers when determining compensation, refer to “Executive Compensation — Compensation Discussion and Analysis.”

Tabular List, Table
Tabular List of Financial Performance Measures
As described in greater detail in “Executive Compensation — Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
Adjusted Revenue

Adjusted EBITDA

Adjusted EPS

Total Shareholder Return Amount	$ (45.45)	(43.82)	(7.64)	13.18
Peer Group Total Shareholder Return Amount	63.7	1.6	57.17	24.34
Net Income (Loss)	$ (47,000,000)	$ (2,300,000)	$ (71,700,000)	$ (14,500,000)
Company Selected Measure Amount	892,200,000	863,500,000	847,100,000	400,200,000
PEO Name	Mr. Jabbour
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(8)
The dollar amounts reported represent the Adjusted EDBITDA for each corresponding fiscal year. Adjusted EBITDA is calculated as Net income (Loss) attributable to Dun & Bradstreet adjusted to exclude certain income statement items including, (i) depreciation and amortization; (ii) interest expense and income; (iii) income tax provision or benefit; (iv) equity-based compensation; (v) exit costs, impairments, and other charges; (vi) transition costs primarily consisting of non-recurring expenses associated with transformational and integration activities, as well as incentive expenses associated with our synergy program; (vii) equity in net income of affiliates; (viii) net income attributable to non-controlling interests; (ix) merger, acquisition and divestiture-related costs; (x) other expenses and income — net; and (xi) other adjustments primarily related to non-recurring charges such as legal expense associated with significant legal and regulatory matters.

Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EPS
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,000,008)
PEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,200,556
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,344,836
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(734,368)
PEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(409,912)
PEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,625,008)
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,437,920
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,750,008
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(188,909)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(123,179)
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount